STATEMENT OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2026
Disclosure of initial application of standards or interpretations [abstract]
STATEMENT OF MATERIAL ACCOUNTING POLICIES	STATEMENT OF MATERIAL ACCOUNTING POLICIES
The material accounting policies adopted in preparing the consolidated financial statements of IperionX Limited (“IperionX” or “Company”) and its consolidated entities (“Consolidated Entity” or “Group”) for the years ended June 30, 2026, 2025 and 2024 are stated to assist in a general understanding of the consolidated financial statements.
IperionX is a for-profit company limited by shares, incorporated and domiciled in Australia. Our ordinary shares are listed on the Australian Securities Exchange, or ASX, under the symbol “IPX”, and our American Depositary Shares, or ADSs, each representing ten (10) of our ordinary shares, are listed on the Nasdaq Capital Market, or Nasdaq, under the symbol “IPX”.
The principal activities of the Group during the year consisted of the development of its titanium metal technologies and the exploration of its mineral properties in the U.S.
The Group is operating a U.S. based, integrated titanium business to support a range of advanced industries, including consumer electronics, aerospace, defense, medical, bicycles, additive manufacturing, and automotive. We expect to offer a range of titanium products and alloys for customers across these key industries.
Our portfolio of assets includes our operations at the Titanium Manufacturing Campus in Halifax County, Virginia; our Atlas-Titan platform in Tennessee, and Industrial Pilot Facility (IPF) in Salt Lake City, Utah, that together are re-shoring a sustainable titanium supply chain in the U.S.
IperionX owns patents to certain titanium and metal alloy production technologies and holds exclusive global licenses over the Technologies, including Hydrogen Assisted Metallothermic Reduction™, Granulation Sintering Deoxygenation™, low carbon titanium mineral enrichment, Hydrogen Sintering and Phase Transformation™, Alkaline Roasting and Hydrolysis™, and other titanium alloying technologies.
(a)    Basis of Preparation
The financial report is a general purpose financial report, which has been prepared in accordance with IFRS as issued by the IASB.
The consolidated financial report has also been prepared on a historical cost basis, except for other financial assets and inventory received through government program (See Note 1(h)), which have been measured at fair value. The consolidated financial statements are presented in U.S. dollars (US$ or $).
Certain prior year expense balances have been reclassified and presented on a more disaggregated basis to conform to the current year presentation. These reclassifications were immaterial and had no effect on previously reported net income, total assets, or stockholders’ equity.
Going Concern
The financial statements have been prepared on the going concern basis, which contemplates the continuity of normal business activity and the realization of assets and the settlement of liabilities in the normal course of business.
At June 30, 2026, the Group has cash and cash equivalents of $35.2 million (2025: $54.8 million) and net assets of $88.3 million (2025: $92.4 million). The Group had net outflows from operating and investing activities of $63.5 million for fiscal 2026 (2025: $46.1 million) (2024: $25.1 million). On July 7, 2026, the Company completed the placement of 2,275,000 new fully paid ADSs, each representing 10 ordinary shares, to raise gross proceeds of $50 million before costs.
IperionX's principal committed source of non-dilutive funding is the U.S. DoW industrial-base programs under which its Virginia titanium production facility is being built: the DPA Title III award ($12.7 million) and the IBAS award ($47.1 million) are fully obligated by the Government, $22.7 million had been reimbursed at June 30, 2026 and $37.1 million of obligated, reimbursable funding remained available to be drawn against qualifying expenditure over the expansion to approximately 1,400 tons per annum. In addition, IperionX holds a U.S. Army SBIR Phase III indefinite-delivery contract with a ceiling of $99.0 million, under which two firm-fixed-price task orders totaling approximately $19.8 million have been awarded (Task Order 2, awarded in August 2026, has a base value of $18.5 million of which $11.5 million was funded at award, with options to $25.4 million), plus other U.S. Government awards of up to $6.6 million. The U.S. Government has also transferred approximately 290 metric tons of titanium alloy scrap to IperionX at no cost, reducing feedstock purchases for approximately eighteen months of production at the current 200 tons per annum capacity.
Beyond these contracted sources, IperionX has a number of potential sources of liquidity: Customer receipts are expected to grow as the Virginia facility moves from prototype and qualification work into low-rate production; IperionX has purchase orders and supply arrangements with the U.S. Army (DEVCOM Ground Vehicle Systems Center), American Rheinmetall, Ford Motor Company and Carver Pump, among others. The remaining $79.2 million of ceiling under the SBIR Phase III task order awarded and other awards referred to above may be accessed through further task orders at the Government's discretion. IperionX has demonstrated continuing access to equity capital markets, having raised more than $250 million through the date of filing, from institutional and retail investors since listing, and its Nasdaq and ASX listings provide the ability to raise further capital. Finally, a substantial portion of IperionX’s forecast expenditure, including GenX™ development, Titan and Atlas development work and the pace of the 1,400 tons per annum expansion, is discretionary and can be deferred or reduced if necessary.
Further, the U.S. Government has materially expanded the capital available to domestic critical-minerals and metals producers, including through the DoW’s Office of Strategic Capital, which since July 2025 has committed loans of approximately $2.5 billion to domestic rare earth, magnet and scandium metal projects under loan authority of up to approximately $100 billion, and through two 2026 Defense Industrial Base Consortium solicitations for domestic critical-minerals processing capacity, the most recent of which specifically names titanium, including sponge and sponge substitutes, for which IperionX has submitted proposals.
Based on the assessment of the Company’s financial position, cash flows, and future projections, management has concluded that there are no conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern for the foreseeable future, which is defined as at least twelve months from the date of issuance of the financial statements. No adjustments are required to the carrying amounts or classification of assets and liabilities in the financial statements.
(b)    New Standards, Interpretations and Amendments
In the current year, the Group has adopted all of the new and revised Accounting Standards and Interpretations effective from July 1, 2025 that are mandatory.
The adoption of the aforementioned standards has had no impact on the financial statements of the Company as at June 30, 2026. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Issued standards and interpretations not early adopted
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the year ended June 30, 2026. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027	July 1, 2027
IFRS 19 Subsidiaries without Public Accountability	January 1, 2027	July 1, 2027
IFRS 20 Regulatory Assets and Regulatory Liabilities	January 1, 2029	July 1, 2029
A discussion on the impact of the adoption of IFRS 18 - Presentation and Disclosure in Financial Statements is included below. The adoption of the other aforementioned standards is not expected to have any significant impact on the Group’s financial statements.
IFRS 18 - Presentation and Disclosure in Financial Statements
IFRS 18 - Presentation and Disclosure in Financial Statements replaces IAS 1 - Presentation of Financial Statements and introduces new requirements for the presentation of financial statements. IFRS 18 will not change the recognition and measurement of items in the financial statements but will affect presentation and disclosure in the financial statements, including introducing new categories and subtotals in the statement of profit or loss and other comprehensive income, requiring the disclosure of management defined performance measures, and changing the grouping of information in the financial statements.
(c)    Principles of Consolidation
The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of the Company.
Control is achieved when the Company has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power.
Subsidiaries are all those entities (including special purpose entities) over which the Company has the power to govern the financial and operating policies, so as to obtain benefits from its activities, generally accompanying a shareholding of more than one-half of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.
The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.
Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.
Intercompany transactions and balances, income and expenses and profits and losses between Group companies, are eliminated.
(d)    Foreign Currencies
(i)Functional and Presentation Currency
The functional currency of each of the Group’s entities is measured using the currency of the primary economic environment in which that entity operates. The parent Company’s functional currency is Australian dollars.
The Group’s financial statements are presented in U.S. dollars which is the Group’s presentation currency. U.S. dollars have been chosen as the Group’s presentation currency to better reflect the Groupʼs business activities in the U.S. and to enhance comparability with its industry peer group, the majority of which report in U.S. dollars.
(ii)Transactions and Balances
Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.
Exchange differences arising on the translation of monetary items are recognized in the income statement, except where deferred in equity as a qualifying cash flow or net investment hedge.
Exchange differences arising on the translation of non-monetary items are recognized directly in equity to the extent that the gain or loss is directly recognized in equity, otherwise the exchange difference is recognized in the income statement.
(iii)Group Companies
The financial results and position of operations whose functional currency is different from the Group’s presentation currency are translated as follows:
•assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;
•income and expenses are translated at average exchange rates for the year; and
•retained earnings are translated at the exchange rates prevailing at the date of the transaction.
Exchange differences arising on translation into the presentation currency are transferred directly to the Group’s foreign currency translation reserve in equity. These differences are recognized in profit or loss in the year in which the operation is disposed.
(e)    Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.
(f)    Trade and Other Receivables
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less allowance for any expected credit loss applying the simplified approach. If collection of the amounts is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets. Trade receivables are generally due for settlement within 30 days and therefore are all classified as current.
As the majority of receivables are short term in nature, their carrying amount is assumed to be the same as their fair value.
An estimate for the expected credit loss is made based on the historical risk of default and expected loss rates at the inception of the transaction. Inputs are selected for the expected credit loss impairment calculation based on the Group’s past history, existing market conditions as well as forward looking estimates.
(g)    Prepayments
Prepayments represent payments in advance of receipt of goods or services. The Group recognizes a prepayment as an asset within other current and non-current assets when payment for goods or services has been made in advance of the Group obtaining a right to access those goods or services. These prepayments are assessed for indicators of impairment each year. If future economic benefits are no longer expected to occur, and economic benefits cannot be derived from the prepayment in any other way, the prepayment will be derecognized.
(h)    Inventory
Inventories are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Raw materials are valued at cost of purchase. For work-in-process and finished goods, cost includes the cost of purchase and costs of conversion, with labor and manufacturing overhead applied using standard costing techniques that approximate actual cost. Unallocated overhead associated with abnormally low production levels, including costs incurred during the commissioning and ramp-up of manufacturing operations, is expensed as incurred and excluded from the cost of inventory.
Costs incurred with respect to raw materials, work-in-process, and finished goods are expensed as research and development expense as incurred when such materials or products are used in research and development activities. Costs are capitalized as inventory when they are incurred in bringing inventories to their present location and condition and are expected to be recovered through sale.
Titanium powder held for consumption in the production of engineered products is classified as raw materials.
The Company reviews inventory each reporting period and writes down excess, slow-moving, or obsolete items to net realizable value where required, with such write-downs recognized in operating expenses. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and costs necessary to make the sale.
Titanium scrap and feedstock received from U.S. Government programs at no cost, and without the transfer of a distinct good or service to the Government, are accounted for as non-monetary government grants. Such grants are recognized at fair value upon receipt and presented as deferred income in the statement of financial position. Refer to Note 1(n).
(i)    Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and impairment charges. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets, except for land which is not depreciated. Depreciation commences when an asset is available for use. Where assets are under construction or yet to be commissioned, judgment is applied in determining the point at which the asset is in the location and condition necessary for it to be capable of operating in the manner intended by management. Currently the Group only has plant and equipment, buildings and leasehold improvements. Plant and equipment is depreciated over a period between 2 and 20 years. Buildings and leasehold improvements are depreciated over a period between 8 and 10 years.
The carrying amounts of property, plant and equipment are reviewed for impairment in accordance with the policy described in Note 1(u).
(j)    Intangible Assets
Intangible assets are stated at cost, net of accumulated amortization and accumulated impairment losses, if any. Cost in relation to patents includes registration, documentation and other legal fees associated with obtaining the patent. The costs of internally generated intangible assets are not capitalized and the expense is reflected as research and development costs in the statement of profit or loss as it is incurred.
The cost of intangible assets is amortized on a straight-line basis over their estimated useful lives, which are reviewed at least annually. The expected changes in the useful life or in the pattern of consumption of the future economic benefits of the asset are accounted for when changing the period or amortization method, as appropriate, and they are treated as changes in the accounting estimates. Amortization expense is recognized in the statement of profit or loss as research and development costs.
The Group’s primary patents each have a useful life between 8 and 20 years, with a remaining weighted-average useful life of 10.7 years. Additional patents granted in various jurisdictions will be used to extend the territorial coverage of the primary patent. Intangible assets are tested for impairment when there is an indicator of impairment, as well as possible reversal of previous impairment losses.
(k)    Exploration and Evaluation Expenditures
Exploration and evaluation expenditures are accounted for in accordance with the ‘area of interest’ method and with IFRS 6 - Exploration for and Evaluation of Mineral Resources.
Exploration and evaluation expenditures comprise costs incurred in connection with the exploration for and evaluation of mineral resources before the technical feasibility and commercial viability of extracting a mineral resource have been demonstrated.
For each area of interest, costs incurred to acquire rights to explore are capitalized and recognized as exploration and evaluation assets. Such costs include option payments made to landowners under the Group's option agreements, to the extent they are directly attributable to the acquisition of exploration rights.
Exploration and evaluation assets are initially measured at cost and are carried forward where the Group's rights of tenure are current and one of the following conditions is met:
•the expenditures are expected to be recovered through the successful development and commercial exploitation of the area of interest, or alternatively through its sale; or
•exploration and evaluation activities in the area of interest have not yet reached a stage that permits technical feasibility and commercial viability to be demonstrated, and active and significant operations are continuing.
The Group has identified proven and probable reserves within certain areas of interest and has completed a DFS for these properties. However, as of the reporting date, management has not yet committed to proceed with development. Advancement of these projects remains dependent upon securing adequate financing and/or a strategic development partner, as well as management's final approval to proceed. Accordingly, the related expenditures continue to be classified as exploration and evaluation.
Once management has committed to proceed with development, the related exploration and evaluation assets are assessed for impairment and reclassified to mine development properties.
Following commencement of commercial production, mine development properties are amortized over the expected life of the economically recoverable reserves associated with the relevant area of interest.
The recoverability of exploration and evaluation assets is dependent upon the successful development and commercial exploitation of the relevant properties, or alternatively their sale.
Impairment
Capitalized exploration costs are reviewed each reporting date to establish whether an indication of impairment exists. If any such indication exists, the recoverable amount of the capitalized exploration costs is estimated to determine the extent of the impairment loss (if any). Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset.
(l)    Research and Development Expenditure
All costs associated with research and development are expensed as incurred. Research and development activities are directed toward the development of new products as well as improvements in existing titanium processing technologies. These costs primarily include salaries and related personnel expenses, subcontractor expenses, patent registration expenses, materials, depreciation and amortization, allocated overhead, and other development expenses associated with processing operations at our IPF in Utah and TPF in Virginia.
(m)    Trade and Other Payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 60 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date.
They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature.
(n)    Deferred Income
Deferred income represents amounts received or receivable from customers for which the related performance obligations have not yet been satisfied, or where the conditions for revenue recognition have not been met as of the reporting date. These amounts are recognized as contract liabilities in the statement of financial position.
Deferred income arising from contracts with customers is recognized as revenue when, or as, the related performance obligations are satisfied. Revenue is recognized either at a point in time or over time, depending on the nature of the underlying performance obligation. The amount recognized reflects the consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to the customer.
Deferred income may also arise from government grants, including grants received in the form of non-monetary assets such as inventory. In accordance with IAS 20 - Accounting for Government Grants and Disclosure of Government Assistance, non-monetary government grants are measured at fair value on initial recognition, with the corresponding grant recognized as deferred income in the statement of financial position. Deferred income is subsequently recognized in profit or loss on a systematic basis over the periods in which the related costs are incurred or the applicable grant conditions are satisfied. Refer to Note 1(aa) for further discussion.
(o)    Provisions
Provisions are recognized when the Group has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured. Provisions include the Group’s liability for employee benefits arising from services rendered by employees to balance date. Employee benefits that are expected to be settled wholly within 12 months have been measured at the amounts expected to be paid when the liability is settled, plus related on-costs.
(p)    Interest Income
Interest income is recognized on a time proportionate basis that takes into account the effective yield on the financial asset.
(q)    Income Tax
The income tax expense for the year is the tax payable on the current year’s taxable income based on the national income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements, and to unused tax losses.
Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to apply when the assets are recovered or liabilities are settled, based on those tax rates which are enacted or substantively enacted for each jurisdiction. The relevant tax rates are applied to the cumulative amounts of deductible and taxable temporary differences to measure the deferred tax asset or liability. An exception is made for certain temporary differences arising from the initial recognition of an asset or a liability. No deferred tax asset or liability is recognized in relation to these temporary differences if they arose on goodwill or in a transaction, other than a business combination, that at the time of the transaction did not affect either accounting profit or taxable profit or loss.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in controlled entities where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Unrecognized deferred income tax assets are reassessed at each balance date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Current and deferred tax balances attributable to amounts recognized directly in equity are also recognized directly in equity.
Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to set off current tax assets against tax liabilities and the deferred tax liabilities relate to the same taxable entity and the same taxation authority.
(r)    Earnings per Share
Basic EPS is calculated by dividing the net profit attributable to members of the Company for the reporting period, after excluding any costs of servicing equity, by the weighted average number of ordinary shares of the Company, adjusted for any bonus issue.
Diluted EPS is calculated by dividing the basic EPS earnings, adjusted by the after tax effect of financing costs associated with dilutive potential Ordinary Shares and the effect on revenues and expenses of conversion to Ordinary Shares associated with dilutive potential Ordinary Shares, by the weighted average number of Ordinary Shares and dilutive Ordinary Shares adjusted for any bonus issue. Diluted earnings per share excludes all dilutive potential shares if their effect is anti-dilutive.
(s)    Use and Revision of Accounting Estimates, Judgments and Assumptions
The preparation of the financial report requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year, or in the year of the revision and future years if the revision affects both current and future years.
In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amount recognized in the financial statements are described in Note 21: Share-Based Payments.
(t)    Operating Segments
An operating segment is a component of an entity that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. This includes start up operations which are yet to earn revenues. Management will also consider other factors in determining operating segments such as the existence of a line manager and the level of segment information presented to and reviewed by the chief operating decision maker.
Operating segments have been identified based on the information provided to the chief operating decision makers.
The Group aggregates two or more operating segments when they have similar economic characteristics, and the segments are similar in each of the following respects:
•Nature of the products and services;
•Nature of the production processes;
•Type or class of customer for the products and services;
•Methods used to distribute the products or provide the services; and if applicable
•Nature of the regulatory environment.
Operating segments that meet the quantitative criteria as prescribed by IFRS 8 - Operating Segments are reported separately. However, an operating segment that does not meet the quantitative criteria is still reported separately where information about the segment would be useful to users of the financial statements.
Information about other business activities and operating segments that are below the quantitative criteria are combined and disclosed in a separate category for “all other segments”.
Currently, the Group has only one operating segment, being exploration and development of minerals and metals in the U.S.
(u)    Impairment of Non-Financial Assets
The Group assesses at each reporting date whether there is an indication that an asset may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group makes an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs of disposal and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets and the asset’s value in use cannot be estimated to be close to its fair value. In such cases the asset is tested for impairment as part of the cash-generating unit to which it belongs. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.
In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
An assessment is also made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. After such a reversal the depreciation charge is adjusted in future years to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.
(v)    Fair Value Estimation
The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes.
The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities classified as fair value through other comprehensive income) is based on quoted market prices at the reporting date. The quoted market price used for financial assets held by the Group is the current bid price; the appropriate quoted market price for financial liabilities is the current ask price.
The nominal value less estimated credit adjustments of trade receivables and payables are assumed to approximate their fair values. The fair value of financial liabilities for disclosure purposes is estimated by discounting the future contractual cash flows at the current market interest rate that is available to the Group for similar financial instruments.
(w)    Issued and Unissued Capital
Ordinary Shares and Performance Shares are classified as equity. Issued and paid up capital is recognized at the fair value of the consideration received by the Company. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
(x)    Dividends
Provision is made for the amount of any dividend declared on or before the end of the year but not distributed at balance date.
(y)    Share-Based Payments
Equity-settled share-based payments are provided to officers, employees, consultants and other advisors. These share-based payments are measured at the fair value of the equity instrument at the grant date. The fair value of options is estimated using the Black Scholes option valuation model. The fair value of performance rights that have market-based vesting conditions is estimated using a trinomial valuation model. The fair value of restricted stock units and performance rights that do not have market-based vesting conditions is estimated based on the underlying share price. The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss over the remaining vesting period, with a corresponding adjustment to the share-based payments reserve.
Equity-settled share-based payments may also be provided as consideration for the acquisition of assets. Where ordinary shares are issued, the transaction is recorded at fair value based on the quoted price of the ordinary shares at the date of issue. The acquisition is then recorded as an asset or expensed in accordance with accounting standards.
(z)    Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment.
Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g. changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e. those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.
(aa) Accounting for Government Funding Arrangements
The U.S. government has invested significant resources to re-shore to the U.S. a secure domestic titanium supply chain. As of June 30, 2026, IperionX’s U.S. Government support includes the $12.7 million DPA Title III award, the fully obligated $47.1 million IBAS award, and the SBIR Phase III contracting pathway of up to $99 million.
Depending on the substance of contractual terms, some of these arrangements are accounted for under IAS 20 - Accounting for Government Grants and Disclosure of Government Assistance, while others may be accounted for under IFRS 15 - Revenue from Contracts with Customers. For other arrangements, the Company may act as an agent in procuring equipment on behalf of the government. As the Company does not obtain control of the equipment, a receivable is recognized for the reimbursement due from the government, and no corresponding asset, expense, or grant income is recognized.
Title to all assets purchased by the Group with funds from the U.S. government vests with the U.S. government during the term of the technology investment agreement. The U.S. government can elect to, but is not obliged to, transfer such title to all (or some) of the assets to the Company at the end of the agreement, which is scheduled to terminate on January 30, 2027, if the Group's performance is satisfactory. Accordingly, the Company does not have an enforceable right to the assets acquired with federal funds, even where the conditions of the agreement are complied with, and so there is no current grant to be recognized. Instead, for accounting purposes, the Company’s role with respect to the equipment is to acquire it on behalf of the U.S. government in an agency capacity. Upon procurement of the asset for the U.S. government, only a receivable is recognized reflecting the reimbursement due from the U.S. government. If, per the agreement, the government subsequently decides to transfer title of the assets to the Company at the end of the program, this is the point at which a grant would crystallize and the Company would record a non-monetary government grant.
Funding under DPA $12.7 million
In October 2023, IperionX executed a $12.7 million contract in funding under the U.S. DoW DPA Title III authorities to address the U.S. titanium supply chain vulnerabilities. The government share will be matched with $13.4 million in funding from IperionX, for a total funding amount of $26.1 million. This funding is being applied towards the Group’s TPF in Virginia. The agreement has an initial term of 39 months, scheduled to terminate on January 30, 2027, and provides that it may be extended by mutual agreement. Under the agreement, the Company and the U.S. government have agreed to use best efforts to achieve the goals of the agreement, which include the Company conducting a research and development program with respect to titanium technology.
As of June 30, 2026, the Company procured assets on behalf of the government that cost approximately $12.7 million, of which $2.4 million was invoiced in 2026 (2025: $4.0 million), (2024: $6.3 million). We received cash reimbursements for the reimbursement of equipment from the U.S. DoW of nil during the twelve months ended June 30, 2026 (2025: $5.6 million) (2024: $4.7 million). The remaining $2.4 million receivable was reimbursed subsequent to year end.
Funding under IBAS $47.1 million
In February 2025, the Company was awarded up to $47.1 million by the U.S. DoW to strengthen the U.S. Defense Industrial Base by accelerating the scale-up of a resilient, low-cost, and fully-integrated U.S. mineral-to-metal titanium supply chain. The program will be matched with $49.2 million in funding by IperionX, for a total funding amount of $96.3 million. This funding aims to bolster the U.S. defense industrial base by developing a fully integrated, low-cost titanium supply chain sourced domestically. The project scope under the IBAS program had been revised to prioritize accelerated expansion of IperionX’s titanium metal and manufacturing production capacity at IperionX’s Virginia Titanium Manufacturing Campus.
As part of the initial phase, the DoW obligated $5.0 million, and IperionX contributed $1.0 million, to expedite the Titan Project in Tennessee to ‘shovel-ready’ status, an important milestone in securing a new domestic source of titanium, rare earths and zircon critical minerals. Government reimbursements provided as grants are subject to conditional funding provisions. Grants for the initial phase are recognized as “Other income and expenses” in the consolidated statements of profit or loss and other comprehensive income, once all conditions for reimbursement are met.
The DoW obligated an additional $12.5 million in August of 2025, $25.0 million in September of 2025 and $4.6 million in January of 2026, through the IBAS program to purchase orders for long-lead, major capital equipment required for the next stage of capacity scale-up to approximately 1,400 metric tons per year at the Virginia Titanium Manufacturing Campus.
As of June 30, 2026, the entire $47.1 million has been obligated by the DoW. Of that, the Company has incurred costs of $5.0 million toward the Titan Project DFS and has requested reimbursements from U.S. DoW in the amount of $4.1 million (2025: $0.9 million) which is recognized as “Other income and expenses” in the consolidated statements of profit or loss and other comprehensive income. We have received cash reimbursements from the U.S. DoW of $4.6 million during the twelve months ended June 30, 2026. (2025: $0.1 million). Cash receipts from government reimbursements for the Titan Project DFS and the related qualifying expenditures are presented on a gross basis in the consolidated statements of cash flows, with government reimbursements reflected as operating cash inflows and the associated expenditures reflected within operating cash outflows.
Funding under SBIR Phase III $99.0 million
In June 2025, IperionX received the first task order for $1.3 million, from the U.S. Army under a SBIR Phase III Indefinite Delivery Indefinite Quantity contract with the U.S. DoW. The task order facilitates the purchase of equipment to aid in the production and delivery of titanium parts for U.S. Army ground programs.
As of June 30, 2026, the Company has procured assets on behalf of the government that cost approximately $0.3 million (2025: nil). We expect to utilize the remaining $1.0 million of available funding by the end of fiscal year 2027.